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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
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Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
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Phone:   (312) 506-6403
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Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois    May 16, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 9
                                        --------------------

Form 13F Information Table Value Total: 146,034
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------- --------- -------- ------------------ ---------- -------- -------------------
                               TITLE             VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER        OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ACCURIDE CORP NEW            COM NEW  00439T206    1,780   128,168 SH         OTHER       *            128,168
AMERICAN EAGLE OUTFITTERS NE   COM    02553E106    7,991   502,882 SH         OTHER       *            502,882
CARTER INC                     COM    146229109   25,819   901,814 SH         OTHER       *            901,814
KOHLS CORP                     COM    500255104   16,575   312,500 SH         OTHER       *            312,500
MF GLOBAL HLDGS LTD            COM    55277J108   17,515 2,115,377 SH         OTHER       *          2,115,377
MICROSOFT CORP                 COM    594918104    7,922   312,000 SH         OTHER       *            312,000
MINERALS TECHNOLOGIES INC      COM    603158106   27,602   402,831 SH         OTHER       *            402,831
PACKAGING CORP AMER            COM    695156109   17,539   607,099 SH         OTHER       *            607,099
SANDERSON FARMS INC            COM    800013104   23,291   507,215 SH         OTHER       *            507,215

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.